Government grant advances and loans (Details) - French Government Debt Financing $ in Thousands	Apr. 30, 2020 EUR (€)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Notional amount | €	€ 5,000,000
Maturity term	1 year
Borrowings, interest rate	1.75%
Option maturity term	5 years
Amount classified as current | $		$ 1,131
Minimum
Disclosure of detailed information about borrowings [line items]
Notice term to option	1 month
Maximum
Disclosure of detailed information about borrowings [line items]
Notice term to option	4 months